Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

February 26, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             M Fund, Inc., SEC File Nos. 033-95472 and 811-09082

Post-Effective Amendment No. 39

Dear Commissioners:

On behalf of M Fund, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of updating the funds’ investment strategies and risk information, as well as certain other information. Please contact the undersigned at the above number or email address if you have any questions.

Sincerely,

/s/Cynthia R. Beyea

Cynthia R. Beyea

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